Financial Statement Schedule I (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 228,249,512	$ 141,968,182	$ 343,994,679	$ 288,651,701
Accounts receivable trade, net of allowance for doubtful accounts of $8,946,661 and $5,209,909 at December 31, 2012 and 2013, respectively	280,693,762	254,906,498
Inventories	231,157,811	274,455,798
Amounts due from related parties - current	4,688,692	9,977,177
Prepaid expenses and other current assets	100,246,831	108,041,633
Total current assets	1,719,355,606	1,442,204,127
Deferred tax assets, net	62,950,243	39,082,498
Other non-current assets	43,978,760	39,510,967
TOTAL ASSETS	2,453,735,356	2,259,313,081
Current liabilities:
Short-term borrowings	778,512,504	858,926,732
Accounts payable	280,806,420	230,495,398
Amounts due to related parties	19,871,718	5,036,642
Other current liabilities	163,407,721	90,847,957
Total current liabilities	1,778,358,864	1,540,249,730
Accrued warranty costs	40,604,652	58,334,424	47,021,352	31,224,906
Long-term borrowings	151,391,572	214,562,973
Liability for uncertain tax positions	17,191,672	14,803,732
TOTAL LIABILITIES	2,041,289,252	1,912,563,519
Equity:
Common shares - no par value: unlimited authorized shares, 43,242,426 and 51,034,343 shares issued and outstanding at December 31, 2012 and 2013, respectively	561,241,785	502,561,705
Additional paid-in capital	(32,121,269)	(38,296,275)
Accumulated deficit	(192,502,848)	(224,162,124)
Accumulated other comprehensive income	53,911,113	50,795,529
Total Canadian Solar Inc. shareholders' equity	390,528,781	290,898,835
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	2,453,735,356	2,259,313,081
Parent Company
Current assets:
Cash and cash equivalents	29,585,498	11,247,306	7,924,686	17,834,643
Accounts receivable trade, net of allowance for doubtful accounts of $8,946,661 and $5,209,909 at December 31, 2012 and 2013, respectively	351,207	2,567,756
Inventories	156,179	2,984,075
Amounts due from related parties - current	128,261,643	214,254,589
Prepaid expenses and other current assets	2,240,692	10,552,409
Total current assets	160,595,219	241,606,135
Investment in subsidiaries	252,177,589	209,194,706
Deferred tax assets, net	4,863,395	5,269,609
Amount due from related parties- non-current	150,000,000	150,000,000
Other non-current assets	28,491,395	35,356,421
TOTAL ASSETS	596,127,598	641,426,871
Current liabilities:
Short-term borrowings	12,246,050	68,000,000
Accounts payable	13,127	4,104
Amounts due to related parties	141,139,539	159,471,359
Other current liabilities	3,936,495	6,616,028
Total current liabilities	157,335,211	234,091,491
Accrued warranty costs	18,188,694	32,833,031
Long-term borrowings	16,393,089	70,063,488
Liability for uncertain tax positions	13,681,821	13,540,026
TOTAL LIABILITIES	205,598,815	350,528,036
Equity:
Common shares - no par value: unlimited authorized shares, 43,242,426 and 51,034,343 shares issued and outstanding at December 31, 2012 and 2013, respectively	561,241,785	502,561,705
Additional paid-in capital	(32,121,269)	(38,296,275)
Accumulated deficit	(192,502,847)	(224,162,124)
Accumulated other comprehensive income	53,911,114	50,795,529
Total Canadian Solar Inc. shareholders' equity	390,528,783	290,898,835
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	$ 596,127,598	$ 641,426,871